Other assets and other liabilities - Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Assets And Other Liabilities [Abstract]
Cash surrender value on bank owned life insurance	$ 71,977	$ 11,357
Prepaid expenses	5,328	4,575
Software	1,147	1,999
Mortgage lending receivable	8,716	10,765
Derivatives	68,938	21,981
Deferred tax asset	16,396	0
FHLB lender risk account receivable	12,729	11,225
Pledged collateral on derivative instruments	57,985	33,616
Other assets	30,900	27,196
Other assets	$ 274,116	$ 122,714